UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-08637
                                 ---------------

                 The Pacific Corporate Group Private Equity Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

          1200 Prospect Street, Suite 200, La Jolla, California 92037
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                           Wilmington, Delaware 19801
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (858) 456-6000
                                                     ---------------

Date of fiscal year end:   3/31/05
                           -----------
Date of reporting period:   9/30/04
                           -----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.. 3507.

13

ITEM 1.  Reports to Stockholders.















                           THE PACIFIC CORPORATE GROUP
                               PRIVATE EQUITY FUND

                        Consolidated Financial Statements
                                   (Unaudited)

                            For the Six Months Ended
                               September 30, 2004


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET (Unaudited)
September 30, 2004



Assets

Portfolio investments at fair value (cost $67,020,155)                                                  $     55,033,906
Cash                                                                                                          22,391,867
Accrued interest receivable                                                                                       62,908
Deposit in escrow                                                                                                360,000
Prepaid expenses and other assets                                                                                147,264
Deferred compensation plan assets, at market value                                                               133,213
                                                                                                        ----------------

Total Assets                                                                                            $     78,129,158
                                                                                                        ================


Liabilities and Shareholders' Equity

Liabilities:
Accounts payable and accrued expenses                                                                   $         83,172
Deferred compensation plan assets - due to Independent Trustees                                                  133,213
                                                                                                        ----------------
   Total liabilities                                                                                             216,385
                                                                                                        ----------------

Shareholders' equity:
Shares of beneficial interest, 108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)                                                                                     358,518
Beneficial Shareholders (108,159.8075 shares)                                                                 77,554,255
                                                                                                        ----------------
   Total shareholders' equity                                                                                 77,912,773
                                                                                                        ----------------

Total Liabilities and Shareholders' Equity                                                              $     78,129,158
                                                                                                        ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Three and Six Months Ended September 30, 2004

                                                                                   Three Months            Six Months
                                                                                      Ended                    Ended
                                                                                   September 30,           September 30,
                                                                                      2004                      2004
                                                                                -----------------        -----------------
Investment Income and Expenses

Interest from short-term investments                                              $        75,904        $       127,080
Interest from Direct Investments                                                           13,188                 27,105
Interest from accretion of discount on debt securities                                      1,331                  1,775
                                                                                  ---------------        ---------------
   Total income                                                                            90,423                155,960
                                                                                  ---------------        ---------------

Expenses:
Management fee                                                                            260,313                533,845
Professional fees                                                                          87,987                225,203
Independent Trustee fees                                                                   13,593                 28,086
Insurance expense                                                                          18,072                 37,203
Mailing and printing fees                                                                   1,480                 21,921
Other expenses                                                                              5,924                 16,120
                                                                                  ---------------        ---------------
   Total expenses                                                                         387,369                862,378
                                                                                  ---------------        ---------------

   Net investment loss                                                                   (296,946)              (706,418)
                                                                                  ---------------        ---------------

Net Change in Net Assets from Portfolio Investments

Change in net unrealized depreciation of Direct Investments                             4,074,232              2,406,472
Realized gain from Direct Investments                                                      92,402                995,586
Realized loss from write-off of Direct Investment                                      (3,000,000)            (3,000,000)
                                                                                  ---------------        ---------------
   Net change in net assets from Direct Investments                                     1,166,634                402,058
                                                                                  ---------------        ---------------

Change in unrealized appreciation of Distributed Investments                                    -               (930,523)
Realized gain from Distributed Investment                                                       -                919,110
                                                                                  ---------------        ---------------
   Net change in net assets from Distributed Investments                                        -                (11,413)
                                                                                  ---------------        ---------------

Change in net unrealized depreciation of Indirect Investments                             966,385               (759,125)
Expenses paid in connection with Indirect Investments                                      (8,078)               (16,606)
Realized gains and income distributions received from
   Indirect Investments                                                                 1,773,324              5,320,110
                                                                                  ---------------        ---------------
   Net change in net assets from Indirect Investments                                   2,731,631              4,544,379
                                                                                  ---------------        ---------------

Net Increase in Net Assets from Operations                                        $     3,601,319        $     4,228,606
                                                                                  ===============        ===============



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) For the Six Months Ended September 30, 2004


                                                                Adviser              Beneficial
                                                                Trustee             Shareholders                Total

Balance as of March 31, 2004                                $       359,560       $      77,779,659      $      78,139,219

Cash distribution                                                   (20,500)             (4,434,552)            (4,455,052)

Net increase in net assets from operations                           19,458               4,209,148              4,228,606
                                                            ---------------       -----------------      -----------------

Balance as of September 30, 2004                            $       358,518       $      77,554,255(A)   $      77,912,773
                                                            ===============       =================      =================


(A) The net asset value per share of beneficial interest was $717.03 as of September 30, 2004. Additionally, since inception of the Trust to September 30, 2004, the Trust had made cash distributions to Beneficial
      Shareholders totaling $286.00 per share of beneficial interest.



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2004

Cash Flows From Operating Activities

Net increase in net assets from operations                                                               $      4,228,606

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:

Capital contributed to Indirect Investments                                                                    (1,151,834)
Return of capital distributions received from Indirect Investments                                              3,798,357
Change in net unrealized depreciation of Indirect Investments                                                     759,125
Proceeds from sale of Direct Investment                                                                         4,881,886
Change in net unrealized depreciation of Direct Investments                                                    (2,406,472)
Realized loss from write-off of Direct Investment                                                               3,000,000
Realized gain from sale of Direct Investment                                                                     (995,586)
Proceeds from the sale of Distributed Investments                                                               1,170,787
Realized gain from Distributed Investments                                                                       (919,110)
Change in unrealized appreciation of Distributed Investments                                                      930,523
Accretion of discount on debt securities                                                                           (1,775)
Increase in accrued interest receivable                                                                           (31,424)
Increase in deposit in escrow                                                                                    (360,000)
Decrease in distribution receivable                                                                               412,282
Increase in prepaid expenses                                                                                      (80,122)
Increase in deferred compensation assets                                                                          (18,839)
Decrease in accounts payable and accrued expenses                                                                 (17,805)
Increase in due to Independent Trustees                                                                            18,839
                                                                                                         ----------------
Net cash provided by operating activities                                                                      13,217,438
                                                                                                         ----------------

Cash Flows From Financing Activities

Cash distribution paid to shareholders                                                                         (4,455,052)
                                                                                                         ----------------

Increase in cash                                                                                                8,762,386
Cash at beginning of period                                                                                    13,629,481
                                                                                                         ----------------

Cash at End of Period                                                                                    $     22,391,867
                                                                                                         ================


Supplemental disclosure of non-cash operating activities:

Value of in-kind distribution received from Indirect Investments                                         $      1,182,200
                                                                                                         ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of September 30, 2004

                                                                                                             Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value         Net Assets
                                                                        -------------   ----------------   -------------

Direct Investments:

Manufacturing:
   ADCO Global, Inc. (A)
   Raleigh, NC
   Adhesives, sealants and coatings
   8,637 shares of redeemable exchangeable
     cumulative preferred stock                                        $      863,700   $     1,000,000
   1,000 shares of common stock                                             1,000,000         1,000,000
                                                                       --------------   ---------------

       Total Manufacturing                                                  1,863,700         2,000,000         2.57%
                                                                       --------------   ---------------      --------

Telecommunications:
   Integra Telecom, Inc. (B)
   Portland, OR
   Facilities-based, integrated communications provider
   4,000,000 shares of Series F preferred stock                             1,000,000                 0
   Warrant to purchase 71,222 shares of Class A voting
       common stock at $.05 per share, expiring 1/14/10                             0                 0
   185,000 shares of Series H preferred stock                                 185,000           555,000
   Warrant to purchase 637,788 shares of Class A voting
     common stock at $.0005 per share, expiring 7/03/12                             0                 0
                                                                       --------------   ---------------
                                                                            1,185,000           555,000         0.71%
                                                                       --------------   ---------------
   VS&A HW Holding, LLC
   Washington, D.C
   Holding company for investment in Hanley-Wood, LLC, a
   business to business company providing publishing trade
   show and related media for residential building industry
   1.779% membership interest in VS&A HW Holding LLC                        3,000,000         4,687,932         6.02%

   Hanley-Wood Holdings, LLC
   Washington, D.C.
   A business to business company providing publishing trade
   show and related media for the residential building industry
   $332,128 face value 13.25% Senior Note due 1/31/11 (C)                     291,135           291,135
   $33,005 13.25% PIK Senior Note due 1/31/11                                  33,005            33,005
   Warrant to purchase .03653% of Hanley-Wood
     Holdings, LLC at $.0003653, expiring 1/31/13                              47,128            47,128
                                                                       --------------   ---------------
                                                                              371,268           371,268         0.48%
                                                                       --------------   ---------------      --------

       Total Telecommunications                                             4,556,268         5,614,200         7.21%
                                                                       --------------   ---------------      --------

Total Direct Investments                                                    6,419,968         7,614,200         9.78%
                                                                       --------------   ---------------      --------



THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued As of September 30, 2004

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
                                                                       --------------  -----------------    -----------


Indirect Investments:

International:
   CVC European Equity Partners II L.P.                                $    3,518,829   $     6,073,568         7.79%
   $7,500,000 original capital commitment
   .397% limited partnership interest

   Hicks, Muse, Tate & Furst Latin America Fund, L.P.                       1,861,248         1,033,433         1.33%
                                                                       --------------   ---------------      --------
   $2,500,000 original capital commitment
   .260% limited partnership interest

       Total International                                                  5,380,077         7,107,001         9.12%
                                                                       --------------   ---------------      --------

Large Corporate Restructuring:
   Apollo Investment Fund IV, L.P.                                          3,609,324         4,934,871         6.33%
   $5,000,000 original capital commitment
   .139% limited partnership interest

   Hicks, Muse, Tate & Furst Equity Fund IV, L.P.                           4,287,526         1,571,853         2.02%
                                                                       --------------   ---------------      --------
   $5,000,000 original capital commitment
   .124% limited partnership interest

       Total Large Corporate Restructuring                                  7,896,850         6,506,724         8.35%
                                                                       --------------   ---------------      --------

Medium Corporate Restructuring:
   Aurora Equity Partners II L.P.                                           4,852,582         5,128,753         6.58%
   $5,000,000 original capital commitment
   .663% limited partnership interest

   Fenway Partners Capital Fund II, L.P.                                    3,894,058         2,921,372         3.75%
   $5,000,000 original capital commitment
   .550% limited partnership interest

   Parthenon Investors, L.P.                                                3,176,532         1,925,784         2.47%
   $3,500,000 original capital commitment
   .990% limited partnership interest

   Thomas H. Lee Equity Fund IV, L.P.                                       7,611,028         6,106,336         7.84%
                                                                       --------------   ---------------      --------
   $10,000,000 original capital commitment
   .342% limited partnership interest

       Total Medium Corporate Restructuring                                19,534,200        16,082,245        20.64%
                                                                       --------------   ---------------      --------


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued As of September 30, 2004

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
                                                                       --------------   ----------------   ------------


Sector Focused:
   First Reserve Fund VIII, L.P.                                       $    3,423,080   $     3,333,000         4.28%
   $5,000,000 original capital commitment
   .616% limited partnership interest

   Providence Equity Partners III, L.P.                                     1,789,651           440,618         0.57%
   Providence Equity Offshore Partners III, L.P.                              245,634            24,978         0.03%
                                                                       --------------   ---------------      --------
   $3,500,000 original capital commitment                                   2,035,285           465,596         0.60%
                                                                       --------------   ---------------      --------
   .372% limited partnership interest

   VS&A Communications Partners III, L.P.                                   2,214,455         1,764,945         2.27%
                                                                       --------------   ---------------      --------
   $3,000,000 original capital commitment
   .310% limited partnership interest

       Total Sector Focused                                                 7,672,820         5,563,541         7.15%
                                                                       --------------   ---------------      --------

Small Corporate Restructuring:
   American Securities Partners II, L.P.                                    2,355,845         2,075,147         2.66%
   $5,000,000 original capital commitment
   1.429% limited partnership interest

   Sentinel Capital Partners II, L.P.                                       3,000,242         3,018,362         3.87%
   $5,000,000 original capital commitment
   3.973% limited partnership interest

   Washington & Congress Capital Partners, L.P.
   (f/k/a Triumph Partners III, L.P.)                                       3,819,815         2,152,794         2.76%
                                                                       --------------   ---------------      --------
   $5,000,000 original capital commitment
   .831% limited partnership interest

       Total Small Corporate Restructuring                                  9,175,902         7,246,303         9.29%
                                                                       --------------   ---------------      --------

Venture Capital:
   Alta California Partners II, L.P.                                        3,901,444         2,207,290         2.83%
   $4,000,000 original capital commitment
   1.783% limited partnership interest

   Atlas Venture Fund IV, L.P.                                                927,617           242,173         0.31%
   $1,540,000 original capital commitment
   .381% limited partnership interest


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued As of September 30, 2004

                                                                                                            Fair Value
                                                                                                               % of
                                                                            Cost          Fair Value        Net Assets
                                                                       --------------   ---------------    -------------


   Bedrock Capital Partners I, L.P.                                    $    2,732,197   $     1,143,588         1.47%
   $5,000,000 original capital commitment
   4.189% limited partnership interest

   Sprout Capital VIII, L.P.                                                3,379,080         1,320,841         1.70%
                                                                       --------------   ---------------      --------
   $5,000,000 original capital commitment
   .667% limited partnership interest

       Total Venture Capital                                               10,940,338         4,913,892         6.31%
                                                                       --------------   ---------------      --------

Total Indirect Investments                                                 60,600,187        47,419,706        60.86%
                                                                       --------------   ---------------      --------

Total Portfolio Investments                                            $   67,020,155   $    55,033,906        70.64%
                                                                       ==============   ===============      ========


(A) In September 2004, the Trust sold 1,363 preferred shares of ADCO Global,
    Inc. for $228,702, realizing a gain of $92,402.

(B) On September 30, 2004, the Trust wrote off 75% of its investment in Integra
    Telecom, Inc. realizing a loss of $3,000,000.

(C) The cost of debt securities is adjusted for amortization of discount on such securities.



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
For the Six Months Ended September 30, 2004

THE FOLLOWING PER SHARE DATA AND RATIOS HAVE BEEN DERIVED FROM INFORMATION
PROVIDED IN THE FINANCIAL STATEMENTS.

Increase (Decrease) in Net Asset Value

Per Share Operating Performance:

Net asset value, beginning of period                                                                     $          719.12

   Net investment loss                                                              $      (6.53)

   Net change in net assets from Portfolio Investments                                     45.44
                                                                                    ------------

Net increase in net assets resulting from operations                                                                 38.91
                                                                                                         -----------------

Cash distribution                                                                                                   (41.00)
                                                                                                         -----------------

Net asset value, end of period                                                                           $          717.03
                                                                                                         =================

Total investment return                                                                                            10.82%
                                                                                                         ================

Ratios to Average Net Assets:

Investment expenses                                                                                                 2.25%
                                                                                                         ================

Net investment loss                                                                                                (1.84%)
                                                                                                         ================

Supplemental Data:

Net assets, end of period                                                                                $      77,912,773
                                                                                                         =================

Portfolio turnover                                                                                                   2.00%
                                                                                                         ================



The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1.       Organization and Purpose

     The Pacific Corporate Group Private Equity Fund (the "Trust") is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 ("Commencement of Operations"), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

     Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the "Adviser Trustee"), manages the investment policies and operations of the Trust. The Adviser Trustee and four individuals (the "Individual Trustees"), three of whom are non-interested persons as defined in the Investment Company Act of 1940 (the "Independent Trustees"), are responsible for the overall supervision of the Trust. The Adviser Trustee together with the Individual Trustees are referred to herein as the "Trustees."

     The objective of the Trust is to achieve rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through selected private market equity and equity-related investments primarily in a portfolio of partnerships ("Indirect Investments") and, with respect to up to 25% of committed capital, direct investment in private or public operating companies ("Direct Investments"). The Trust makes certain Indirect and Direct Investments through PEF Indirect, LLC and PEF Direct, Inc., wholly owned subsidiaries of the Trust. The Trust's financial statements are consolidated to include the financial statements of PEF Indirect, LLC and PEF Direct, Inc.

     The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2.       Summary of Significant Accounting Policies

     Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market.

     Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust's Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partners of such investments. The valuations provided by the general partners of such investments are reflected by the fair value of the Trust's capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust's allocated share of the Indirect Investment's profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity's cash position. The Trust's capital account balance for each Indirect Investment is reviewed by the Adviser Trustee to determine whether it reflects the fair value and may be adjusted at the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

     The fair value of the Trust's Direct Investments and securities received from Indirect Investments ("Distributed Investments") are determined as follows:
(i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities, the company's earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.

     The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

     The Trust's Direct Investments are restricted as to resale. Additionally, the Trust's Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

     Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

     Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Currency Risk - Although the majority of the Trust's investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than U.S. Dollars, its reporting currency. Consequently, the Trust is exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust's assets which are denominated in currencies other than the U.S. dollar.

     Income Taxes - The Trust is treated as a partnership for income tax purposes. As such, no provision for income taxes has been made since all income and losses are allocable to the shareholders for inclusion in their respective tax returns.

     Professional Fees - Professional fees include legal, audit, tax and accounting and administration fees.

3.       Shareholders' Equity

     In connection with the issuance of 108,659.8075 shares of beneficial interest (the "Shares") of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the shares.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

4.       Allocation of Net Income and Net Loss

     Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

     Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust's aggregate net income and net loss from Direct Investments, other than "pari passu co-investments" (as described below), and 15% from Direct Investments in "pari passu co-investments", provided that such amount is positive. The remaining 80% and/or 85% of such amounts is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held. If the aggregate net income and net loss from Direct Investments (including "pari passu co-investments") is negative, such net income and net loss is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

     "Pari passu co-investments" refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

5.       Related Party Transactions

     The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses. Such fee is determined and payable quarterly in advance. The management fee is reduced by 100% of directors' fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

     Through June 30, 2003, each Independent Trustee received a $10,000 annual fee, payable quarterly, $500 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, as compensation for services rendered as members of the Audit Committee of the Trust, each Independent Trustee received, through June 30, 2003, an additional $2,500 annual fee, payable quarterly, and $250 for each Audit Committee meeting attended. Effective July 1, 2003, the annual fee and meeting fee payable to each
Independent Trustee were increased to $12,500 and $625, respectively. Additionally, the annual fee and meeting fee payable to each Independent Trustee for services as Audit Committee members were increased to $3,125 and $300, respectively.

     The Trust maintains a deferred compensation plan for the benefit of the Independent Trustees, whereby each Independent Trustee may elect to defer all, a portion or none of their compensation for services rendered to the Trust. Such deferred compensation is invested in managed mutual funds and income earned thereon is credited to the deferred accounts of the Independent Trustees.

     Information concerning the Individual Trustees of the Trust is shown in the attached schedule of Supplemental Information - Individual Trustees.

6.       Investment Commitments

     As of September 30, 2004, the Trust had unfunded investment commitments of approximately $6.4 million.


THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited)

1.       Individual Trustees

Information  concerning  each Individual  Trustee of the Trust is shown in the chart below.  Trustee Harry G. Bubb retired in December 2003.

 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                                          Number of
                                                                                          Portfolios
                                                                                           in Fund
                                                                                           Complex
                                                   Term of                               Overseen by
                                                 Office and                              Director or     Other Directorships
                               Position Held      Length of      Principal Occupation    Nominee for     Held by Director or
    Name, Address and Age        with Fund       Time Served     During Past 5 Years       Director     Nominee for Director
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
    Christopher J. Bower
    1200 Prospect Street,                                          Chief Executive
          Suite 200            President and                     Officer and Founder
     La Jolla, CA 92037          Individual      Indefinite,     of Pacific Corporate
           Age 47                 Trustee        Since 1998           Group LLC               1                 None
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                Ivadelle and Theodore
                                                                 Johnson Professor of
       Alan C. Shapiro                                           Banking and Finance
    1200 Prospect Street,                                          at the Marshall
          Suite 200                                              School of Business,
     La Jolla, CA 92037         Independent      Indefinite,        University of                         Remington Oil and
           Age 58                 Trustee        Since 1998      Southern California          1           Gas Corp. (NYSE)
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
                                                                                                               Brandes
                                                                                                         International Fund,
                                                                                                           Forward Funds,
                                                                                                           Wilshire Target
                                                                                                           Funds, and as a
                                trustee of RREEF
      DeWitt F. Bowman                                                                                   America REIT, RREEF
    1200 Prospect Street,                                                                               America III REIT and
          Suite 200                                                                                      the Pacific Gas and
     La Jolla, CA 92037         Independent      Indefinite,     Principal of Pension                     Electric Nuclear
           Age 71                 Trustee        Since 1998     Investment Consulting         1         Decommissioning Trust
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------
        Ronald Pelosi
    1200 Prospect Street
          Suite 200
     La Jolla, CA 92037         Independent      Indefinite,    President of Trenholm
           Age 69                 Trustee        Since 2003           Associates              1                 None
 ----------------------------- ---------------- --------------- ------------------------ -------------- -----------------------

2.       Proxy Voting

     The Trust has adopted the proxy voting policies and procedures of the Adviser Trustee as its own. A description of the Adviser Trustee's proxy voting policies and procedures is available without charge, by contacting Ms. Dawn Duffy, Controller of the Adviser Trustee, at (858) 456-6000 and on the Securities and Exchange Commission's website at http://www.sec.gov (in the Trust's annual report on Form N-CSR for the year ended March 31, 2004).

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (Unaudited), continued

     The Trust's proxy voting record is available without charge by contacting Ms. Dawn Duffy, Controller of the Adviser Trustee, at (858) 456-6000 and on the Securities and Exchange Commission's website at http://www.sec.gov (in the Trust's annual report on Form N-PX for the twelve month period ended June 30,
2004).

ITEM 2.           Code of Ethics.

                  Not applicable to this semi-annual report.

ITEM 3.           Audit Committee Financial Expert.

                  Not applicable to this semi-annual report.

ITEM 4.           Principal Accountant Fees and Services.

                  Not applicable to this semi-annual report.

ITEM 5.           Audit Committee of Listed Registrants.

                  Not applicable.

ITEM 6.           Schedule of Investments.

                  See Item 1.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

                  Not applicable to this semi-annual report.

ITEM 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                  Not applicable.

ITEM 9.           Submissions of Matters to a Vote of Security Holders.

                  Not applicable.

ITEM 10. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act.

(a) (3) Not applicable.

(b)     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund
             ----------------------------------------------------------------
By:/s/  Christopher J. Bower
   ----------------------------

Christopher J. Bower
President/Principal Executive Officer

Date: December 2, 2004



     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/  Christopher J. Bower
   ----------------------------

Christopher J. Bower
President/Principal Executive Officer

Date:  December 2, 2004


By:/s/  Philip M. Posner
   ------------------------

Philip M. Posner
Vice President, Treasurer and Secretary/Principal
Financial Officer

Date:  December 2, 2004